Vessels, net (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Property Plant And Equipment
Balance December 31, 2013	$ 453,175
Depreciation	(6,852)	(6,733)
Balance June 30, 2014	655,885
Vessel Cost
Property Plant And Equipment
Balance December 31, 2013	540,454
Acquisitions	209,562
Depreciation	0
Balance June 30, 2014	750,016
Accumulated Depreciation
Property Plant And Equipment
Balance December 31, 2013	(87,279)
Acquisitions	0
Depreciation	(6,852)
Balance June 30, 2014	(94,131)
Net Book Value
Property Plant And Equipment
Balance December 31, 2013	453,175
Acquisitions	209,562
Depreciation	(6,852)
Balance June 30, 2014	$ 655,885